Impairment test on Property, plant and equipment (Narrative) (Details)	12 Months Ended
Dec. 31, 2021 $ / bbl item
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Number Of Projected Oil Price Scenarios | item	3
2022.
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Estimated brent crude oil price per barrel	74.93
2023.
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Estimated brent crude oil price per barrel	66.41
2024.
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Estimated brent crude oil price per barrel	67.74
2025.
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Estimated brent crude oil price per barrel	69.09
2026 and onwards
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Estimated brent crude oil price per barrel	70.48